REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 853,089	$ 606,850
Gold bullion and doré sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	750,457	461,463
Concentrate sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	105,351	144,861
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ (2,719)	$ 526